Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of maximum exposure to credit risk	Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2025	2024
Off-balance sheet item:
Loan commitments(1)	$2,672	$2,500

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Schedule of right of offset and collateral	Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2025			2024
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$1,534	$(742)	$(589)	$203	$1,971	$(1,043)	$(787)	$141
Reverse repurchase agreements (Note 8)	—	—	—	—	33	(33)	—	—
Total financial assets	$1,534	$(742)	$(589)	$203	$2,004	$(1,076)	$(787)	$141
Financial liabilities:
Derivative liabilities (Note 6.A.v)	$(2,065)	$742	$1,170	$(153)	$(2,077)	$1,043	$936	$(98)
Repurchase agreements (Note 5.F.ii)	(2,861)	—	2,861	—	(2,840)	33	2,807	—
Cash collateral on securities lent (Note 5.F.iii)	(170)	—	162	(8)	(194)	—	184	(10)
Obligations for securities borrowing	(267)	—	267	—	(239)	—	239	—
Total financial liabilities	$(5,363)	$742	$4,460	$(161)	$(5,350)	$1,076	$4,166	$(108)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2) Financial collateral presented in the table above excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral at fair value, including initial margin and overcollateralization, received on derivative assets was $826 (December 31, 2024 — $895), received on reverse repurchase agreements was $nil (December 31, 2024 — $33), pledged on derivative liabilities was $2,254 (December 31, 2024 — $2,126), and pledged on repurchase agreements was $2,861 (December 31, 2024 — $2,840).
Schedule of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$14,841	$14,841	$13,873	$13,873
Debt securities – FVTPL(1)	72,599	72,599	68,106	68,106
Debt securities – FVOCI	13,019	13,019	13,849	13,849
Equity securities – FVTPL	12,179	12,179	9,900	9,900
Equity securities – FVOCI	71	71	74	74
Mortgages and loans – FVTPL(2)	55,157	55,157	53,233	53,233
Mortgages and loans – FVOCI	2,733	2,733	2,525	2,525
Mortgages and loans – Amortized cost(3)	1,543	1,521	1,861	1,814
Derivative assets – FVTPL	1,534	1,534	1,971	1,971
Other financial invested assets (excluding CLOs) – FVTPL(4)	8,161	8,161	7,950	7,950
Other financial invested assets (CLOs) – FVTPL(5)	6,213	6,213	5,356	5,356
Total(6)	$188,050	$188,028	$178,698	$178,651
Financial liabilities
Investment contract liabilities – Amortized cost	$11,796	$11,796	$11,678	$11,678
Obligations for securities borrowing – FVTPL	267	267	239	239
Derivative liabilities – FVTPL	2,065	2,065	2,077	2,077
Other financial liabilities – Amortized cost(7)	2,244	2,245	2,265	2,214
Other financial liabilities (CLOs) – FVTPL(5)	5,846	5,846	5,028	5,028
Total(8)	$22,218	$22,219	$21,287	$21,236

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2025, $1,502 and $19 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2024 — $1,787 and $27, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    See below for details on CLOs.
(6)    Invested assets on our Consolidated Statements of Financial Position of $199,175 (December 31, 2024 — $189,817) include Total financial assets in this table, Investment properties of $9,432 (December 31, 2024 — $9,290), and Other non-financial invested assets of $1,693 (December 31, 2024 — $1,829). Other non-financial invested assets consist of investment in associates and joint ventures which are not consolidated.
(7)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2025
Beginning balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Included in net income (loss)(1)(2)(3)	3	—	(5)	—	(48)	(2)	39	(277)	(290)	12	(278)
Included in OCI(2)	—	4	—	—	—	(2)	—	—	2	—	2
Purchases / Issuances	537	277	—	—	196	46	828	626	2,510	84	2,594
Sales / Payments	(42)	(13)	(127)	—	(154)	(10)	(539)	(142)	(1,027)	(65)	(1,092)
Settlements	(2)	(7)	—	—	(2)	(2)	—	—	(13)	(1)	(14)
Transfers into Level 3(4)	15	—	—	—	328	—	—	—	343	—	343
Transfers (out) of Level 3(4)	(173)	(284)	(72)	—	(2,029)	(21)	—	—	(2,579)	(1)	(2,580)
Foreign currency translation(5)	(33)	(10)	—	(3)	(2)	—	(78)	(65)	(191)	(25)	(216)
Ending balance	$822	$118	$7	$71	$589	$22	$7,130	$9,432	$18,191	$463	$18,654
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$2	$—	$(5)	$—	$(59)	$(3)	$65	$(283)	$(283)	$—	$(283)
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income (loss)(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income (loss) is comprised of fair value changes on investment properties of $(241) (2024 — $(383)), net of amortization of leasing commissions and tenant inducements of $36 (2024 — $72). As at December 31, 2025, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2025	2024
Cash	$2,498	$2,294
Cash equivalents	7,187	7,835
Short-term securities	5,156	3,744
Cash, cash equivalents and short-term securities	14,841	13,873
Less: Bank overdraft, recorded in Other liabilities	86	175
Net cash, cash equivalents and short-term securities	$14,755	$13,698
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2025			2024
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$35,582	$3,288	$38,870	$34,472	$3,614	$38,086
United States	23,389	6,060	29,449	20,986	6,486	27,472
Europe(1)	4,329	1,451	5,780	4,145	1,664	5,809
Asia(1)	7,230	971	8,201	6,891	950	7,841
Other(1)	2,069	1,249	3,318	1,612	1,135	2,747
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

(1)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2025		2024
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$7,413	$480	$7,893	$6,803	$734	$7,537
Canadian provincial and municipal government	15,843	237	16,080	15,302	353	15,655
U.S. government and agency	1,124	395	1,519	626	509	1,135
Other foreign government	3,285	356	3,641	3,796	413	4,209
Total government issued or guaranteed debt securities	27,665	1,468	29,133	26,527	2,009	28,536
Corporate debt securities by industry sector:
Financials	9,759	2,604	12,363	8,659	2,893	11,552
Utilities	6,994	679	7,673	6,859	763	7,622
Industrials	4,345	792	5,137	4,424	951	5,375
Energy	3,424	493	3,917	3,258	446	3,704
Communication services	2,575	267	2,842	2,647	373	3,020
Real estate	2,007	407	2,414	1,882	423	2,305
Health care	1,820	377	2,197	1,644	363	2,007
Consumer staples	1,541	252	1,793	1,301	256	1,557
Consumer discretionary	1,109	651	1,760	1,011	747	1,758
Information technology	964	110	1,074	890	202	1,092
Materials	893	225	1,118	819	202	1,021
Total corporate debt securities	35,431	6,857	42,288	33,394	7,619	41,013
Asset-backed securities	9,503	4,694	14,197	8,185	4,221	12,406
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2025	Canada	United States	Europe	Asia	Other	Total
Mortgages:
Retail	$1,268	$1,068	$—	$—	$—	$2,336
Office	1,335	1,029	—	—	—	2,364
Multi-family residential	3,255	948	—	—	—	4,203
Industrial	2,537	1,256	—	—	—	3,793
Other	740	34	135	—	—	909
Total mortgages(1)	$9,135	$4,335	$135	$—	$—	$13,605
Loans	$12,880	$20,044	$9,234	$678	$2,992	$45,828
Total mortgages and loans	$22,015	$24,379	$9,369	$678	$2,992	$59,433

(1)    $3,361 of mortgages in Canada are insured by the CMHC.

As at December 31, 2024	Canada	United States	Europe	(2)	Asia	(2)	Other	(2)	Total
Mortgages:
Retail	$1,398	$1,169	$—		$—		$—		$2,567
Office	1,385	1,248	—		—		—		2,633
Multi-family residential	3,451	1,048	—		—		—		4,499
Industrial	2,369	1,314	—		—		—		3,683
Other	799	49	208		—		—		1,056
Total mortgages(1)	$9,402	$4,828	$208		$—		$—		$14,438
Loans	$12,560	$18,856	$8,488		$680		$2,597		$43,181
Total mortgages and loans	$21,962	$23,684	$8,696		$680		$2,597		$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.
(2)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.

As at December 31,	2025			2024
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$3,027	$3,198	$6,225	$1,932	$2,385	$4,317
Due in years 2-5	11,151	5,233	16,384	9,733	6,496	16,229
Due in years 6-10	10,751	1,523	12,274	10,662	1,922	12,584
Due after 10 years	47,670	3,065	50,735	45,779	3,046	48,825
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2025				2024
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,585	$183	$323	$2,091	$1,344	$66	$283	$1,693
Due in years 2-5	5,177	313	751	6,241	5,745	340	929	7,014
Due in years 6-10	3,903	3	131	4,037	3,814	8	343	4,165
Due after 10 years	1,236	—	—	1,236	1,563	3	—	1,566
Total mortgages	$11,901	$499	$1,205	$13,605	$12,466	$417	$1,555	$14,438

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2025				2024
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,319	$280	$66	$2,665	$2,262	$324	$100	$2,686
Due in years 2-5	8,805	1,464	253	10,522	7,863	1,240	199	9,302
Due in years 6-10	11,580	417	29	12,026	10,354	494	21	10,869
Due after 10 years	20,552	73	—	20,625	20,288	50	—	20,338
Total loans	$43,256	$2,234	$348	$45,838	$40,767	$2,108	$320	$43,195

Schedule of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

	Terms to maturity
As at	Notional Amount
	Under 1 Year	1 to 5 Years	Over 5 Years	Total
December 31, 2025
Derivative designated as hedging instrument:
Foreign exchange contracts / Currency risk(1)	$763	$14	$—	$777
Equity price risk(2)	69	133	—	202
Total designated as hedging instrument	832	147	—	979
Derivative investments(3)	36,774	13,318	32,500	82,592
Total derivatives	$37,606	$13,465	$32,500	$83,571
December 31, 2024
Derivative designated as hedging instrument:
Foreign exchange contracts / Currency risk(1)	$888	$—	$14	$902
Equity price risk(2)	60	128	—	188
Total designated as hedging instrument	948	128	14	1,090
Derivative investments(3)	28,359	13,251	32,254	73,864
Total derivatives	$29,307	$13,379	$32,268	$74,954

(1)    The average fixed rate is 6% (December 31, 2024 — 4%). The average USD-CAD exchange rate is $1.37 (December 31, 2024 — $1.42).
(2)    The average price is $73 (December 31, 2024 — $69).
(3)    Derivatives investments are derivatives that have not been designated as hedges for accounting purposes.
The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2025				2024
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$421	$252	$861	$1,534	$227	$271	$1,473	$1,971
Derivative liabilities	$(219)	$(182)	$(1,664)	$(2,065)	$(536)	$(278)	$(1,263)	$(2,077)

Schedule of debt securities, mortgages, and loans by credit quality

As at December 31,	2025			2024
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$315	$(163)	$152	$494	$(203)	$291
A	1,048	(579)	469	1,438	(840)	598
BBB	—	—	—	8	—	8
Total over-the-counter derivatives(1)	$1,363	$(742)	$621	$1,940	$(1,043)	$897

(1)    Exchange-traded derivatives with a positive fair value of $171 in 2025 (2024 — $31) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2025		2024
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
A	$676	$21	$552	$7
BBB	570	10	499	13
Total single name credit default swap contracts	1,246	31	1,051	20
Credit default swap index contracts	172	(3)	432	(10)
Total credit default swap contracts sold	$1,418	$28	$1,483	$10
The table below presents the distribution of reinsurance contract held assets by credit rating:

As at December 31,	2025				2024
	Gross exposure	Collateral	Net exposure		Gross exposure	Collateral	Net exposure
				%				%
AA or A	$3,664	$109	$3,555	99	$3,670	$4	$3,666	95
Below A	2,412	2,378	34	1	2,531	2,416	115	3
Not rated	62	62	—	—	117	51	66	2
Total reinsurance contract held assets	$6,138	$2,549	$3,589	100	$6,318	$2,471	$3,847	100

Schedule of macroeconomic variables
The table below includes certain key macroeconomic variables used to estimate the allowance for ECL, and the ranges of scenarios incorporated in the model within the U.S. and Canada:

	For the three months ended December 31, 2025		Average value over the next 12 months			Average value over the remaining forecast period
			Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product	$23,972	(1)	2.1%	3.8%	(2.4)%	2.1%	2.3%	2.2%
Unemployment Rate	4.3%		4.6%	3.8%	7.4%	4.5%	3.8%	7.4%
BBB Bonds Spreads	1.0%		1.7%	1.4%	2.9%	1.8%	1.7%	2.1%
Canada
Gross Domestic Product	$2,446	(1)	0.5%	2.8%	(4.2)%	2.0%	2.3%	1.8%
Unemployment Rate	7.1%		7.1%	6.4%	8.6%	6.5%	5.6%	8.9%
Oil Price	$61.30		$62.20	$67.00	$46.30	$64.00	$66.60	$54.50
	For the three months ended December 31, 2024		Average value over the next 12 months			Average value over the remaining forecast period
			Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product	$29,633	(1)	4.2%	5.8%	(0.4)%	4.3%	4.6%	3.8%
Unemployment Rate	4.2%		4.1%	3.3%	7.3%	4.0%	3.3%	7.2%
BBB Bonds Spreads	1.2%		1.9%	1.6%	2.6%	2.0%	2.0%	2.1%
Canada
Gross Domestic Product	$2,396	(1)	1.9%	3.3%	(1.9)%	2.0%	2.6%	1.9%
Unemployment Rate	6.7%		6.8%	6.5%	8.1%	6.5%	6.0%	9.3%
Oil Price	$76.10		$74.60	$79.20	$58.90	$72.10	$74.60	$62.60

(1)    Presented in billions.

Schedule of changes in allowance for losses
The following table shows reconciliations from the opening balance to the closing balance of the allowance for ECL by class of financial instrument:

For the years ended			December 31, 2025		December 31, 2024
	Performing		Impaired	Total	Performing		Impaired	Total
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
Debt securities:
Balance, beginning of year	$25	$1	$—	$26	$30	$2	$—	$32
Provision for credit losses:
New originations or purchases	12	—	—	12	9	—	—	9
Derecognition or maturities	(8)	—	—	(8)	(10)	(1)	—	(11)
Net remeasurement(1)	—	2	—	2	(4)	—	—	(4)
Balance, end of year	$29	$3	$—	$32	$25	$1	$—	$26
Mortgages and loans:
Balance, beginning of year	$6	$1	$55	$62	$8	$—	$49	$57
Provision for credit losses:
New originations or purchases	4	—	—	4	4	1	—	5
Derecognition or maturities	(1)	—	—	(1)	(1)	—	—	(1)
Net remeasurement(1)	(2)	(1)	6	3	(5)	—	11	6
Write-offs, net of recoveries, and other adjustments	—	—	(7)	(7)	—	—	(5)	(5)
Balance, end of year	$7	$—	$54	$61	$6	$1	$55	$62

(1)    Includes changes in the measurement resulting from the significant changes in credit risk and from changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes in forward looking macroeconomic conditions.

Schedule of credit risk exposure by internal rating
The following table presents the gross carrying amount of mortgages and loans at amortized cost and the fair value of mortgages and loans and debt securities at FVOCI. Risk ratings are based on internal ratings used in the measurement of ECL, as at the reporting date.

As at December 31,	2025				2024
	Performing		Impaired	Total	Performing		Impaired	Total
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
Mortgages and loans at amortized cost:
Investment grade	$1,482	$41	$—	$1,523	$1,791	$41	$—	$1,832
Non-investment grade	2	—	—	2	—	8	—	8
Impaired	—	—	28	28	—	—	35	35
Total mortgages and loans at amortized cost	1,484	41	28	1,553	1,791	49	35	1,875
Less: Total allowance for ECL	1	—	9	10	1	—	13	14
Total mortgages and loans at amortized cost, net of total allowance for ECL	$1,483	$41	$19	$1,543	$1,790	$49	$22	$1,861
Mortgages and loans at FVOCI:
Investment grade	$2,636	$42	$—	$2,678	$2,433	$14	$—	$2,447
Non-investment grade	50	—	—	50	57	13	—	70
Impaired	—	—	5	5	—	—	8	8
Total mortgages and loans at FVOCI	$2,686	$42	$5	$2,733	$2,490	$27	$8	$2,525
Debt securities at FVOCI:
Investment grade	$12,635	$14	$—	$12,649	$13,649	$18	$—	$13,667
Non-investment grade	361	9	—	370	180	2	—	182
Total debt securities at FVOCI	$12,996	$23	$—	$13,019	$13,829	$20	$—	$13,849

Schedule of equities by issue country
The carrying value of equities by issuer geography is shown in the following table:

As at December 31,	2025			2024
	FVTPL	FVOCI	Total equities	FVTPL	FVOCI	Total equities
Canada	$4,649	$—	$4,649	$3,821	$—	$3,821
United States	2,601	71	2,672	2,600	74	2,674
Europe(1)	812	—	812	373	—	373
Asia(1)	4,091	—	4,091	3,079	—	3,079
Other(1)	26	—	26	27	—	27
Total equities	$12,179	$71	$12,250	$9,900	$74	$9,974

(1)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.

Schedule of risk sensitivity
The following table sets out the estimated immediate impact on, or sensitivity of, our net income to certain instantaneous changes in equity market prices as at December 31, 2025 and December 31, 2024:

As at December 31,	2025				2024
Change in Equity Markets(1)(2)(3)	25% decrease	10% decrease	10% increase	25% increase	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income (after-tax)	$(550)	$(225)	$225	$575	$(550)	$(225)	$225	$575

(1)Represents the respective change across all equity exposures as at December 31, 2025 and December 31, 2024. Due to the impact of active management, basis risk, and other factors, realized sensitivities may differ meaningfully from expectations. Sensitivities include the impact of re-balancing equity hedges for hedging programs at 2% intervals (for 10% changes in equity markets) and at 5% intervals (for 25% changes in equity markets).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2025 and December 31, 2024, and include new business added and product changes implemented prior to such dates.
(3)Net income sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in interest rates as at December 31, 2025 and December 31, 2024:

As at December 31,	2025		2024
Change in Interest Rates(1)(2)(3)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$—	$(25)	$(50)	$25
Potential impact on OCI(4)	$200	$(200)	$200	$(200)

(1)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at December 31, 2025 and December 31, 2024 with no change to the ultimate risk-free rate. Variations in realized yields based on factors such as different terms to maturity and geographies may result in realized sensitivities being significantly different from those illustrated above. Sensitivities include the impact of re-balancing interest rate hedges for hedging programs at 10 basis point intervals (for 50 basis point changes in interest rates).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2025 and December 31, 2024, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
(4)The market risk OCI sensitivities exclude the impact of changes in the defined benefit obligations and plan assets.
The following tables set out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in credit spreads and our net income to certain changes in swap spreads as at December 31, 2025 and December 31, 2024:

As at December 31,	2025		2024
Change in Credit Spreads(1)(2)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$125	$(25)	$75	$(50)
Potential impact on OCI(3)	$200	$(175)	$200	$(200)

(1)The credit spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure with no change to the ultimate liquidity premium. The sensitivities reflect a floor of zero on credit spreads where the spreads are not currently negative. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
(3)The market risk OCI sensitivities exclude the impact of changes in the defined benefit obligations and plan assets.

As at December 31,	2025		2024
Change in Swap Spreads(1)(2)	20 basis point decrease	20 basis point increase	20 basis point decrease	20 basis point increase
Potential impact on net income (after-tax)	$—	$—	$(25)	$25

(1)The swap spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
The following table sets out the estimated immediate impact on, or sensitivity of, our net income to certain instantaneous changes in the value of our real estate investments as at December 31, 2025 and December 31, 2024:

As at December 31,	2025		2024
Change in Real Estate Values(1)	10% decrease	10% increase	10% decrease	10% increase
Potential impact on net income (after-tax)	$(475)	$475	$(450)	$450

(1)Net income sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.

Schedule of maturity analysis for insurance contracts

As at	Within 1 year		1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
December 31, 2025
Insurance contracts:
Insurance contract assets	$(382)		$(306)	$(288)	$(267)	$(252)	$(7,302)	$(8,797)
Insurance contract liabilities	10,183	(1)	2,973	3,516	4,501	5,563	939,926	966,662
Net insurance contract liabilities	$9,801		$2,667	$3,228	$4,234	$5,311	$932,624	$957,865
Reinsurance contract held:
Reinsurance contract held assets	$(837)	(1)	$(298)	$(308)	$(319)	$(338)	$(11,753)	$(13,853)
Reinsurance contract held liabilities	211		189	189	188	188	5,198	6,163
Net reinsurance contract held assets	$(626)		$(109)	$(119)	$(131)	$(150)	$(6,555)	$(7,690)
December 31, 2024
Insurance contracts:
Insurance contract assets	$(633)		$(332)	$(272)	$(263)	$(241)	$(3,935)	$(5,676)
Insurance contract liabilities	11,269	(1)	3,254	3,363	4,059	5,211	729,030	756,186
Net insurance contract liabilities	$10,636		$2,922	$3,091	$3,796	$4,970	$725,095	$750,510
Reinsurance contract held:
Reinsurance contract held assets	$(847)	(1)	$(652)	$(685)	$(707)	$(728)	$(9,405)	$(13,024)
Reinsurance contract held liabilities	110		99	101	104	107	4,769	5,290
Net reinsurance contract held assets	$(737)		$(553)	$(584)	$(603)	$(621)	$(4,636)	$(7,734)

(1)    Includes amounts payable on demand of $5,386 (2024 — $5,177) and $(26) (2024 — $(29)) for Insurance contract liabilities and Reinsurance contract held assets, respectively.

Schedule of maturity analysis of other financial liabilities

As at December 31,		2025				2024
Within 1 year		1 to 3 years	3 to 5 years	Over 5 years	Total	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities(1)	$6,387	$2,229	$1,548	$1,678	$11,842	$6,157	$2,351	$1,413	$1,692	$11,613
Senior debentures and unsecured financing(2)	1,760	28	28	505	2,321	2,133	28	28	519	2,708
Subordinated debt(2)	312	769	606	9,762	11,449	225	451	585	7,248	8,509
Bond repurchase agreements	2,861	—	—	—	2,861	2,840	—	—	—	2,840
Accounts payable and accrued expenses	9,723	—	—	—	9,723	10,085	—	—	—	10,085
Lease commitments(3)	167	294	236	393	1,090	166	262	207	421	1,056
Secured borrowings from mortgage securitization	425	560	390	145	1,520	461	758	382	380	1,981
Borrowed funds(2)	41	164	189	29	423	23	107	244	31	405
Credit facilities	1,748	—	—	—	1,748	2,126	—	—	—	2,126
Total liabilities	$23,424	$4,044	$2,997	$12,512	$42,977	$24,216	$3,957	$2,859	$10,291	$41,323
Contractual commitments:(4)
Contractual loans, equities and mortgages	$2,043	$1,320	$647	$2,209	$6,219	$1,242	$985	$576	$2,054	$4,857
Total contractual commitments	$2,043	$1,320	$647	$2,209	$6,219	$1,242	$985	$576	$2,054	$4,857

(1)    These amounts represent the undiscounted estimated cash flows of investment contract liabilities on our Consolidated Statements of Financial Position.
(2)    Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.
(3)    Liabilities associated with the lease commitments are included on the Consolidated Statements of Financial Position.
(4)    Contractual commitments are not reported on our Consolidated Statements of Financial Position. Additional information on these commitments is included in Note 22.